I Class



                       Duncan-Hurst Aggressive Growth Fund
                      Duncan-Hurst Large Cap Growth-20 Fund
                          Duncan-Hurst Technology Fund
                     Duncan-Hurst International Growth Fund
               Each a series of Professionally Managed Portfolios


                                                               September 4, 2002
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                               dated July 30, 2002


     On August 26, 2002, the Board of Trustees of Professionally Managed Portfolios unanimously consented to liquidate the Duncan-Hurst Large Cap Growth-20 Fund and the Duncan-Hurst Technology Fund (the "Funds").

     As a result of the decision to pursue liquidation of the Funds, effective September 4, 2002, investors in these Funds are no longer permitted to purchase shares of the Funds; however, redemption and exchange requests will be honored as received. If we have not received your redemption or exchange request by September 30, 2002, your shares will be redeemed in cash on September 30, 2002 and a check will be mailed to you.


     Please retain this Supplement with your Prospectus for future reference.


                                                                         R Class



                       Duncan-Hurst Aggressive Growth Fund
                      Duncan-Hurst Large Cap Growth-20 Fund
                          Duncan-Hurst Technology Fund
                     Duncan-Hurst International Growth Fund
               Each a series of Professionally Managed Portfolios



                                                               September 4, 2002
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                               dated July 30, 2002


     On August 26, 2002, the Board of Trustees of Professionally Managed Portfolios (the "Trust") unanimously consented to convert the Class R shares of the Aggressive Growth Fund and the International Growth Fund into Class I shares of each such Fund. On August 26, 2002, the Board of Trustees of the Trust also unanimously consented to liquidate the Duncan-Hurst Large Cap Growth-20 Fund and the Duncan-Hurst Technology Fund (the "Funds").

     With respect to Class R shareholders of the Aggressive Growth Fund or the International Growth Fund, your shares will be automatically converted on September 30, 2002 into Class I shares of each such Fund. The Class I shares of each Fund maintain a reduced Net Expense ratio compared to that of the corresponding Class R shares. Please note that this conversion will be automatic unless you instruct us otherwise; however, redemption and exchange requests will be honored as received. Your service level will not be disrupted in any way as a result of the conversion.

     With respect to shareholders of the Large Cap Growth-20 Fund and the Technology Fund, effective September 4, 2002, investors are no longer permitted to purchase shares of the Funds; however, redemption and exchange requests will be honored as received. If we have not received your redemption or exchange request by September 30, 2002, your shares will be redeemed in cash on September 30, 2002 and a check will be mailed to you.




     Please retain this Supplement with your Prospectus for future reference.